Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule of other receivables
	December 31, 2020	December 31, 2019
Receivable from a guarantee customer	$3,187,739	$-
Other receivables	363,664	-
Less: allowance for credit losses	(5,650)	-
	$3,545,753	$-